Document and Entity Information - shares	12 Months Ended
	Sep. 30, 2021	Oct. 04, 2021
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2021
Entity File Number	001-39978
Entity Registrant Name	CN ENERGY GROUP. INC.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Building 2-B, Room 206
Entity Address, Address Line Two	No. 268 Shiniu Road
Entity Address, Address Line Three	Liandu District
Entity Address, City or Town	Lishui City
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CNEY
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		20,319,276
Entity Central Index Key	0001780785
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Contact Personnel Name	Ye Ren
Contact Personnel Email Address	ry@f0086.com
City Area Code	571
Local Phone Number	87555823